Offerings	Nov. 07, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.250% Fixed Rate Notes due 2028
Amount Registered | shares	250,000,000
Maximum Aggregate Offering Price	$ 251,695,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 34,759.08
Offering Note	The prospectus supplement to which this exhibit is attached is a final prospectus for the related offering. The maximum aggregate amount of that offering is $1,500,000,000.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.500% Fixed Rate Notes due 2030
Amount Registered | shares	250,000,000
Maximum Aggregate Offering Price	$ 253,482,500.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 35,005.93
Offering Note	The prospectus supplement to which this exhibit is attached is a final prospectus for the related offering. The maximum aggregate amount of that offering is $1,500,000,000.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.750% Fixed Rate Notes due 2035
Amount Registered | shares	1,000,000,000
Maximum Aggregate Offering Price	$ 994,110,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 137,286.59
Offering Note	The prospectus supplement to which this exhibit is attached is a final prospectus for the related offering. The maximum aggregate amount of that offering is $1,500,000,000.
Offering: 4
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Guarantees of Equinor Energy AS
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	Equinor Energy AS will fully and unconditionally guarantee the 4.250% Fixed Rate Notes due 2028, the 4.500% Fixed Rate Notes due 2030 and the 4.750% Fixed Rate Notes due 2035 issued by Equinor ASA. Pursuant to Rule 457(n) under the Securities Act of 1933, as amended, no separate filing fee is required for the guarantees.